UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St. Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2013

Item 1. Reports to Stockholders

Fidelity®

Tax-Free Bond

Fund

Semiannual Report

July 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Actual	.25%	$ 1,000.00	$ 954.70	$ 1.21
Hypothetical A		$ 1,000.00	$ 1,023.55	$ 1.25

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
California	16.8	17.6
Illinois	15.1	14.0
New York	11.0	11.7
Texas	10.5	9.3
Florida	8.7	8.9
Top Five Sectors as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	32.8	34.4
Health Care	18.4	17.3
Water & Sewer	11.0	11.5
Transportation	10.3	7.9
Electric Utilities	7.3	8.0
Weighted Average Maturity as of July 31, 2013
		6 months ago
Years	7.5	6.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of July 31, 2013
6 months ago
Years	8.3	7.2

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of July 31, 2013	As of January 31, 2013
AAA 5.5%	AAA 6.4%
AA,A 80.8%	AA,A 81.7%
BBB 7.6%	BBB 6.4%
BB and Below 0.5%	BB and Below 0.4%
Not Rated 1.3%	Not Rated 1.1%
Short-Term Investments and Net Other Assets 4.3%	Short-Term Investments and Net Other Assets 4.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.7%
	Principal Amount	Value
Alabama - 0.2%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	$ 1,400,000	$ 1,150,702
Huntsville Pub. Bldg. Auth. Rev. Series 2007:
5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	800,000	881,800
5% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,094,480
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A, 5% 12/1/13 (Escrowed to Maturity)	1,000,000	1,015,420
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,126,970
		5,269,372
Arizona - 2.4%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/18 (FSA Insured)	1,000,000	1,144,660
5.25% 10/1/20 (FSA Insured)	2,600,000	2,942,082
5.25% 10/1/23 (FSA Insured)	5,000,000	5,515,450
5.25% 10/1/26 (FSA Insured)	1,000,000	1,074,890
5.25% 10/1/28 (FSA Insured)	500,000	528,745
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,084,170
Series 2007 B, 1.84% 1/1/37 (c)	1,000,000	876,240
Series 2008 A, 5% 1/1/14	1,220,000	1,243,570
Series 2008 D, 5.5% 1/1/38	3,400,000	3,594,140
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	5,000,000	5,599,900
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/22 (Pre-Refunded to 9/1/14 @ 100)	1,000,000	1,053,730
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/16 (AMBAC Insured)	1,000,000	1,076,430
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	2,000,000	2,162,620
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/20	1,520,000	1,698,098
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 A:
5% 7/1/16	1,000,000	1,096,140
5% 7/1/17	1,755,000	1,957,422
5% 7/1/18	1,695,000	1,856,991
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	$ 1,200,000	$ 1,215,828
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,100,000	1,148,697
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,309,250
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2005, 5% 7/1/29	4,250,000	4,458,590
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/27	1,000,000	1,075,040
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Expansion, LLC Proj.) Series 2006 A, 5.25% 10/1/15 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,391,564
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2008 A, 5% 1/1/24	1,000,000	1,092,300
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/23	2,500,000	2,728,825
5.5% 12/1/29	2,100,000	2,264,892
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	285,000	287,183
Tempe Transit Excise Tax Rev. Series 2008, 5% 7/1/33	1,000,000	1,047,280
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/28 (Pre-Refunded to 6/1/15 @ 100)	1,285,000	1,391,719
		57,916,446
California - 16.8%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	2,000,000	2,101,940
Cabrillo Cmnty. College District Series B, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,155,000	1,599,053
California Dept. of Wtr. Resources:
(Central Valley Proj.):
Series AL, 5% 12/1/18	2,000,000	2,373,640
Series AM, 5% 12/1/20	3,000,000	3,583,050
Series AI:
5% 12/1/16	5,800,000	6,605,214
5% 12/1/19	4,000,000	4,806,600
California Econ. Recovery Series 2009 A:
5% 7/1/15	2,240,000	2,335,558
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100)	1,560,000	1,627,704
5% 7/1/18	2,400,000	2,828,160
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Edl. Facilities Auth. Rev. (Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	$ 4,850,000	$ 4,941,229
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	5,000	5,016
Series 2013:
5.25% 2/1/16	110,000	110,366
5.25% 2/1/28	255,000	255,536
5.25% 2/1/28 (Pre-Refunded to 8/1/13 @ 100)	60,000	60,000
5% 8/1/20	2,745,000	3,051,562
5% 11/1/21 (Pre-Refunded to 11/1/13 @ 100)	2,430,000	2,458,018
5% 10/1/22	1,500,000	1,674,570
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,226,797
5% 12/1/22	7,810,000	8,727,206
5% 11/1/24	3,000,000	3,336,810
5% 3/1/26	1,000,000	1,064,720
5% 6/1/26	1,085,000	1,136,559
5% 3/1/31	1,700,000	1,780,937
5% 9/1/31	1,200,000	1,267,740
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600,000	616,986
5% 9/1/32	1,400,000	1,420,230
5% 9/1/33	2,900,000	2,938,570
5% 9/1/35	450,000	455,729
5.25% 9/1/23	8,500,000	9,743,805
5.25% 12/1/33	35,000	36,001
5.25% 4/1/35	4,300,000	4,494,317
5.25% 3/1/38	2,525,000	2,621,405
5.25% 11/1/40	1,100,000	1,135,992
5.5% 8/1/27	3,200,000	3,585,440
5.5% 8/1/29	4,300,000	4,763,153
5.5% 4/1/30	5,000	5,133
5.5% 11/1/33	1,710,000	1,720,756
5.5% 3/1/40	600,000	635,190
5.6% 3/1/36	300,000	321,936
6% 3/1/33	5,850,000	6,776,231
6% 4/1/38	3,100,000	3,460,685
6% 11/1/39	11,280,000	12,692,820
6.5% 4/1/33	5,050,000	5,908,450
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	1,390,000	1,473,483
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Kaiser Permanente Health Sys. Proj.) Series 2006 A, 5.25% 4/1/39	$ 1,000,000	$ 1,006,320
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	45,000	56,606
6.5% 10/1/38	2,155,000	2,434,654
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	1,500,000	1,537,215
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	5,400,000	5,912,730
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	1,200,000	1,233,492
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/26	5,265,000	5,631,497
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	1,600,000	1,692,256
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,083,840
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	2,640,000	2,990,618
(Univ. of California Research Proj.) Series 2006 E, 5.25% 10/1/19	2,000,000	2,255,360
(Univ. Proj.) Series 2011 B, 5.25% 10/1/25	6,000,000	6,631,500
(Various Cap. Projs.):
Series 2012 A, 5% 4/1/24	6,500,000	7,055,490
Series 2012 G, 5% 11/1/25	1,500,000	1,614,825
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	1,400,000	1,576,246
5% 12/1/23	2,600,000	2,859,636
Series 2005 B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,060,600
Series 2005 H, 5% 6/1/18	1,000,000	1,072,790
Series 2005 K, 5% 11/1/16	1,300,000	1,426,399
Series 2009 G1, 5.75% 10/1/30	835,000	918,283
Series 2009 I:
6.125% 11/1/29	500,000	578,720
6.375% 11/1/34	1,400,000	1,612,730
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	3,330,000	3,764,332
5.75% 11/1/27	5,600,000	6,255,816
6% 11/1/40	5,400,000	5,859,216
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Statewide Cmntys. Dev. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	$ 5,100,000	$ 5,437,620
Series 2005 A, 5.25% 7/1/24	1,100,000	1,119,679
Carlsbad Unified School District Series 2009 B, 0% 5/1/34 (a)	1,450,000	1,083,904
Fontana Unified School District Gen. Oblig.:
5% 5/1/21 (Assured Guaranty Corp. Insured)	1,880,000	2,083,059
5% 5/1/22 (Assured Guaranty Corp. Insured)	1,840,000	2,018,370
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	200,346
5.75% 1/15/40	300,000	289,491
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	3,800,000	3,614,142
5% 6/1/45	1,000,000	951,090
Series 2013 A, 5% 6/1/29	2,500,000	2,548,450
5% 6/1/45 (FSA Insured)	65,000	62,983
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	3,100,000	3,447,510
Long Beach Unified School District Series A, 5.75% 8/1/33	1,450,000	1,625,726
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	10,000,000	11,317,100
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A:
5% 7/1/19	4,000,000	4,758,440
5% 7/1/21	3,800,000	4,519,568
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	600,000	633,018
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/24	2,000,000	2,171,080
5% 3/1/25	1,000,000	1,071,190
Los Angeles Unified School District:
Series 2002 B, 5% 7/1/22	1,200,000	1,325,064
Series 2011 A1, 5% 7/1/21	10,000,000	11,822,400
Los Angeles Unified School District Ctfs. of Prtn. Series 2007 A, 5% 10/1/17 (AMBAC Insured)	1,080,000	1,226,578
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	10,000,000	11,270,700
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	$ 1,000,000	$ 1,008,510
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,526,340
Marina Gen. Oblig. Series 2005, 5.25% 8/1/35 (AMBAC Insured)	1,170,000	1,232,934
Merced Union High School District Series A, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455,000	1,067,024
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,089,580
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/14 (Assured Guaranty Corp. Insured)	1,500,000	1,565,250
Northern California Transmission Agcy. Rev. (California-Oregon Transmission Proj.) Series 2009 A:
5% 5/1/23	2,235,000	2,429,624
5% 5/1/24	1,510,000	1,624,322
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39	1,000,000	1,102,390
Series 2012, 5% 1/15/27	4,865,000	5,165,803
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/20	1,935,000	2,160,911
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/19	1,500,000	1,695,330
5% 2/1/24	2,915,000	3,133,917
Port of Oakland Rev. Series 2007 C, 5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,477,810
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,300,000	452,127
Series B:
0% 8/1/33	4,350,000	1,414,446
0% 8/1/37	8,000,000	1,987,520
0% 8/1/38	4,225,000	983,284
0% 8/1/39	7,220,000	1,581,108
0% 8/1/40	1,100,000	224,257
0% 8/1/41	4,900,000	936,684
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	4,485,000	4,430,328
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	1,600,000	767,600
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/28	$ 4,475,000	$ 4,800,735
San Bernardino Cmnty. College District Series A, 6.5% 8/1/27 (Pre-Refunded to 8/1/18 @ 100)	1,315,000	1,647,169
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,044,860
San Diego Cmnty. College District Series 2011, 0% 8/1/35	3,000,000	883,020
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	4,470,000	4,785,090
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	3,000,000	3,128,640
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	1,300,000	413,075
0% 7/1/36	10,050,000	2,823,648
0% 7/1/37	5,105,000	1,347,567
0% 7/1/39	3,500,000	814,065
Series 2008 E:
0% 7/1/47 (a)	2,600,000	869,310
0% 7/1/49	9,300,000	1,193,748
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	1,900,000	1,973,967
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/24	1,000,000	1,112,290
5% 6/1/27	1,000,000	1,063,790
5% 6/1/32	10,000,000	10,256,900
San Jose Int'l. Arpt. Rev. Series 2007 B, 5% 3/1/23 (AMBAC Insured)	3,325,000	3,557,916
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	1,700,000	1,847,424
San Marcos Unified School District:
Series 2010 B, 0% 8/1/47	3,700,000	551,374
Series A, 5% 8/1/38	1,700,000	1,729,104
San Mateo County Joint Powers Fing. Auth. Series 2009 A, (Cap. Projects) 5.25% 7/15/23	2,795,000	3,133,139
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	10,000,000	10,537,500
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	837,700
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	$ 1,700,000	$ 981,767
Sonoma County Jr. College District Rev. Series 2002:
5% 8/1/28 (FSA Insured)	165,000	172,496
5% 8/1/28 (Pre-Refunded to 8/1/15 @ 100)	535,000	583,813
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	8,300,000	8,508,081
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	600,000	620,778
Univ. of California Revs.:
Series 2007 K:
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	940,000	1,017,409
5% 5/15/18 (Pre-Refunded to 5/15/15 @ 101)	60,000	65,480
Series 2009 O:
5.25% 5/15/39	1,000,000	1,070,240
5.75% 5/15/30	5,700,000	6,321,243
5.75% 5/15/34	3,060,000	3,386,808
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	1,700,000	1,857,658
Washington Township Health Care District Rev.:
Series 2007 A, 5% 7/1/16	535,000	577,559
Series 2009 A:
5.125% 7/1/17	205,000	225,221
5.25% 7/1/18	230,000	255,654
5.5% 7/1/19	390,000	443,301
6% 7/1/29	1,000,000	1,062,610
Series 2010 A, 5.25% 7/1/30	1,900,000	1,945,182
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,200,000	1,274,028
Series 2012, 5% 8/1/27	5,000,000	5,186,900
Yuba City Unified School District Series A, 0% 9/1/22 (FGIC Insured)	1,000,000	684,030
		404,132,364
Colorado - 0.8%
Adams & Arapahoe Counties Joint School District #28J Aurora Series 2003 A, 5.125% 12/1/21 (Pre-Refunded to 12/1/13 @ 100)	1,300,000	1,320,566
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B, 5.25% 11/1/24 (Pre-Refunded to 11/1/15 @ 100)	1,000,000	1,106,330
Municipal Bonds - continued
	Principal Amount	Value
Colorado - continued
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	$ 2,000,000	$ 1,695,800
0% 7/15/22 (Escrowed to Maturity)	4,500,000	3,444,750
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.) Series 2006 D, 5.25% 11/15/27	2,000,000	2,148,460
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,640,000	2,701,618
Colorado Springs Utils. Rev. Series 2012 C2, 5% 11/15/42	1,100,000	1,141,272
Denver City & County Arpt. Rev. Series 2007 E, 5% 11/15/32 (AMBAC Insured)	1,000,000	1,038,100
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415,000	1,412,892
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,055,796
Series 2010 A, 0% 9/1/41	3,400,000	639,744
Series 2010 C, 5.375% 9/1/26	1,000,000	1,040,790
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5.5% 6/1/26	1,250,000	1,417,888
		20,164,006
District Of Columbia - 0.9%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/19 (AMBAC Insured)	1,565,000	1,591,151
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	5,000,000	5,349,100
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/14 (FSA Insured)	1,500,000	1,552,095
Series B, 4.75% 6/1/32	800,000	792,096
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	4,700,000	5,062,276
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/31 (Assured Guaranty Corp. Insured)	5,825,000	2,084,884
0% 10/1/36 (Assured Guaranty Corp. Insured)	5,020,000	1,285,672
Municipal Bonds - continued
	Principal Amount	Value
District Of Columbia - continued
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B: - continued
0% 10/1/39 (Assured Guaranty Corp. Insured)	$ 10,000,000	$ 2,119,700
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2010 A, 5% 10/1/39	1,100,000	1,147,619
		20,984,593
Florida - 8.7%
Brevard County School Board Ctfs. of Prtn. Series 2007 B, 5% 7/1/24 (AMBAC Insured)	1,000,000	1,073,160
Broward County Arpt. Sys. Rev. series 2012 Q1, 5% 10/1/22	2,000,000	2,290,500
Broward County School Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 7/1/15 (FSA Insured)	5,000,000	5,415,900
Series 2007 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,099,730
Series 2012 A, 5% 7/1/24	8,830,000	9,651,808
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	12,120,000	12,993,852
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	5,000,000	5,510,950
Series 2011 A1, 5% 6/1/20	1,000,000	1,125,800
Series 2012 A1, 5% 6/1/21	3,100,000	3,442,519
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	8,060,000	8,816,915
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	4,300,000	5,028,334
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	1,665,000	1,801,080
Series 2006 E, 5% 6/1/35	3,825,000	4,052,014
Series 2011 E:
5% 6/1/24	2,385,000	2,695,742
5% 6/1/27	2,300,000	2,511,163
Series A, 5.5% 6/1/38	700,000	772,429
Florida Gen. Oblig.:
(Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/26	5,675,000	6,273,940
Series 2008 A, 5.25% 7/1/37	1,000,000	1,070,170
Series 2011 B, 5% 7/1/23	3,600,000	4,149,828
Series 2012 A, 5% 7/1/25	3,300,000	3,707,022
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	1,125,000	1,210,478
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Florida Muni. Pwr. Agcy. Rev.: - continued
Series A, 6.25% 10/1/31	$ 1,000,000	$ 1,106,120
Halifax Hosp. Med. Ctr. Rev. Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	570,000	577,649
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 A:
5% 11/15/16	495,000	540,411
5% 11/15/16 (Pre-Refunded to 11/15/15 @ 100)	305,000	335,897
Series 2005 B:
5% 11/15/30	970,000	988,740
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100)	130,000	143,169
Series 2005 C, 5% 11/15/31	1,180,000	1,192,815
Series 2006 G:
5% 11/15/16	95,000	106,960
5% 11/15/16 (Escrowed to Maturity)	5,000	5,650
5.125% 11/15/18	965,000	1,072,202
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100)	35,000	39,692
Series 2008 B, 6% 11/15/37	5,000,000	5,474,450
Hillsborough County Indl. Dev.:
(H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/16	1,630,000	1,773,114
(Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	4,980,000	5,048,923
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	1,500,000	2,034,225
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100)	755,000	910,968
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2006 A, 5% 10/1/41 (FSA Insured)	1,300,000	1,316,393
Series 2009 B:
5% 10/1/18	1,100,000	1,127,929
5% 10/1/19	4,120,000	4,224,071
5% 10/1/19 (Pre-Refunded to 4/1/14 @ 100)	1,885,000	1,943,360
Series 2012 A, 4% 10/1/23	2,335,000	2,425,458
Series Three 2010 D, 5% 10/1/38	2,800,000	2,831,416
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	2,250,000	2,415,600
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012, 5% 11/15/22	800,000	845,560
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.5% 10/1/41	$ 1,500,000	$ 1,533,675
Series 2010 A1:
5.375% 10/1/35	4,240,000	4,365,207
5.5% 10/1/30	1,000,000	1,046,830
Series 2010 B, 5% 10/1/35 (FSA Insured)	4,600,000	4,660,444
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/24	1,000,000	1,108,330
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	1,400,000	1,495,284
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	3,300,000	3,280,530
Miami-Dade County Health Facilities Auth. Hosp. Rev. Bonds (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000,000	1,000,000
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 8/1/21 (AMBAC Insured)	1,500,000	1,640,220
Series 2011 B, 5.625% 5/1/31	2,195,000	2,383,068
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/22	765,000	867,143
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	6,000,000	6,984,780
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	3,200,000	3,276,992
5.75% 10/1/43	1,000,000	1,017,280
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.375% 10/1/23	2,500,000	2,791,150
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/23	1,150,000	1,263,425
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 A, 5.25% 10/1/39	1,000,000	1,070,490
Series 2009 B, 5% 10/1/33	6,200,000	6,633,752
Series 2012 A, 5% 10/1/24	1,450,000	1,671,111
Series 2013 A:
5% 10/1/24	2,300,000	2,650,727
5% 10/1/25	1,800,000	2,057,688
Palm Beach County Solid Waste Auth. Rev.:
Series 2009, 5.5% 10/1/22 (Berkshire Hathaway Assurance Corp. Insured)	7,000,000	8,087,240
Series 2011, 5% 10/1/24	4,000,000	4,431,280
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Port Saint Lucie Master Lease Proj. Ctfs. of Prtn. (Muni. Complex Proj.) Series 2008, 6.25% 9/1/27 (Assured Guaranty Corp. Insured)	$ 1,590,000	$ 1,642,073
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (c)	2,300,000	2,639,894
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A, 5% 7/1/26	2,515,000	2,731,793
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/16	1,315,000	1,464,844
5% 7/1/17	4,385,000	5,002,627
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	214,588
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	2,375,000	2,570,676
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/19	2,725,000	3,220,432
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/25	900,000	976,446
		208,954,125
Georgia - 2.9%
Atlanta Tax Allocation (Atlantic Station Proj.) 5.25% 12/1/19 (Assured Guaranty Corp. Insured)	2,000,000	2,190,400
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A, 6.25% 11/1/39	12,700,000	14,450,695
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	1,050,000	1,085,207
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (c)	3,000,000	2,865,780
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity)	4,120,000	3,260,856
Series C, 0% 12/1/21 (Escrowed to Maturity)	3,000,000	2,374,410
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	2,900,000	3,072,608
6.125% 9/1/40	2,865,000	2,987,336
DeKalb County Wtr. & Swr. Rev. Series 2011 A:
5.25% 10/1/36	1,000,000	1,027,290
5.25% 10/1/41	1,900,000	1,946,702
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Fulton County Wtr. & Swr. Rev.:
Series 2011, 5% 1/1/23	$ 2,500,000	$ 2,833,300
Series 2013, 5% 1/1/32	10,000,000	10,608,000
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	4,000,000	4,700,960
Series C, 5% 1/1/22	2,900,000	3,307,189
Series GG, 5% 1/1/23	1,600,000	1,836,480
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series R, 5% 10/1/21	1,225,000	1,420,241
Series S, 5% 10/1/24	1,575,000	1,770,458
Greene County Dev. Auth. Health Sys. Rev. Series 2012, 5% 11/15/37	600,000	595,782
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	4,900,000	5,161,170
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity)	1,995,000	1,578,983
Valdosta & Lowndes County Hosp. Series 2007, 5% 10/1/24	1,000,000	1,032,470
		70,106,317
Idaho - 0.4%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,900,000	2,092,717
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	6,300,000	6,976,242
		9,068,959
Illinois - 15.1%
Boone & Winnebago County Cmnty. Unit School District 200 Series 2003, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,065,000	854,907
Chicago Board of Ed.:
Series 2011 A, 5.5% 12/1/39	2,700,000	2,757,591
Series 2012 A, 5% 12/1/42	7,100,000	6,743,793
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	831,130
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600,000	1,169,728
(City Colleges Proj.):
Series 1999, 0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300,000	4,019,597
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago Gen. Oblig.: - continued
0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 16,330,000	$ 8,753,533
Series 2004 A:
5.25% 1/1/29 (FSA Insured)	210,000	211,327
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100)	990,000	1,009,968
Series 2007 A, 5% 1/1/37	10,000,000	9,890,700
Series 2007 C, 5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,305,000	7,382,287
Series 2009 A, 5% 1/1/27 (FSA Insured)	1,900,000	1,943,795
Series 2011 A, 5% 1/1/40	4,125,000	3,938,715
Series A, 5.5% 1/1/17	1,480,000	1,663,727
Chicago Motor Fuel Tax Rev. Series A, 5% 1/1/33 (AMBAC Insured)	2,000,000	2,004,760
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A, 5% 1/1/16 (FSA Insured)	1,200,000	1,306,896
Series 2011 C, 6.5% 1/1/41	6,500,000	7,198,555
Chicago Park District Gen. Oblig. Series 2010 C:
5.25% 1/1/37	2,100,000	2,180,745
5.25% 1/1/40	1,300,000	1,346,696
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Proj.):
Series 2006 A, 5% 6/1/21	1,000,000	1,072,580
Series 2008 A:
5.25% 6/1/22 (Assured Guaranty Corp. Insured)	1,200,000	1,289,628
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,000,000	1,069,200
Chicago Wtr. Rev. Series 2008:
5.25% 11/1/33	2,300,000	2,376,291
5.25% 11/1/38	9,150,000	9,376,371
Cook County Forest Preservation District Series 2012 C:
5% 12/15/22	1,230,000	1,396,554
5% 12/15/37	1,000,000	1,025,860
Cook County Gen. Oblig.:
Series 2004 B, 5.25% 11/15/26 (Pre-Refunded to 11/15/14 @ 100)	300,000	319,002
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,125,440
Series 2010 A, 5.25% 11/15/33	13,180,000	13,474,705
Series 2012 C:
5% 11/15/24	3,500,000	3,780,105
5% 11/15/25	5,400,000	5,797,494
Des Plaines Pub. Library District 5.5% 1/1/30	4,210,000	4,598,373
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,400,000	$ 1,515,178
Series A:
5.5% 5/1/15 (Escrowed to Maturity)	480,000	522,110
5.5% 5/1/15 (Escrowed to Maturity)	520,000	565,620
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	5,600,000	4,016,600
Illinois Dev. Fin. Auth. Rev. (Adventist Health Sys. Proj.) Series 1997 A, 5.5% 11/15/13 (Escrowed to Maturity)	1,000,000	1,012,460
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	2,400,000	2,463,192
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38	1,100,000	1,223,244
(Bradley Univ. Proj.) 5% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,440,000	1,528,574
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	2,100,000	2,144,982
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,900,000	1,966,044
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	2,145,000	2,215,463
(Newman Foundation, Inc. Proj.) 5% 2/1/27 (Radian Asset Assurance, Inc. Insured)	1,225,000	1,124,489
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	2,800,000	2,873,556
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	3,700,000	4,069,963
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/30	5,000,000	5,343,100
(Provena Health Proj.):
Series 2009 A, 7.75% 8/15/34	6,060,000	7,320,541
Series 2010 A, 6% 5/1/28	5,300,000	5,757,284
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	2,300,000	2,512,980
Series 2009 D, 6.625% 11/1/39	2,300,000	2,512,980
Series B, 5.75% 11/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,595,000	3,840,395
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	6,825,000	7,129,873
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 6% 8/15/23	$ 1,000,000	$ 1,069,130
(The Carle Foundation Proj.) Series 2009 A:
5.5% 2/15/15 (Assured Guaranty Corp. Insured)	6,090,000	6,501,562
5.5% 2/15/17 (Assured Guaranty Corp. Insured)	3,825,000	4,334,681
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	1,800,000	1,951,740
Series 2008 A, 5.625% 1/1/37	9,975,000	10,467,266
Series 2009 A, 7.25% 11/1/38	2,880,000	3,350,707
Series 2009:
6.875% 8/15/38	150,000	162,212
7% 8/15/44	4,240,000	4,600,866
Series 2010 A:
5.5% 8/15/24	1,030,000	1,114,295
5.75% 8/15/29	700,000	751,870
Series 2012 A:
5% 5/15/19	1,000,000	1,107,000
5% 5/15/23	700,000	746,543
Series 2012:
4% 9/1/32	1,900,000	1,545,764
5% 9/1/32	4,000,000	3,937,040
5% 9/1/38	700,000	668,220
5% 11/15/43	1,640,000	1,528,742
Series 2013:
5% 11/15/24	1,115,000	1,200,643
5% 5/15/43	2,700,000	2,451,870
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,086,320
Series 2003 A, 5.25% 10/1/13 (FSA Insured)	1,900,000	1,914,573
Series 2004 A, 5% 3/1/34	5,700,000	5,432,214
Series 2006:
5% 1/1/19	1,500,000	1,669,215
5.5% 1/1/31	1,000,000	1,019,070
Series 2009 A, 3.5% 9/1/13 (Escrowed to Maturity)	1,500,000	1,503,525
Series 2010:
5% 1/1/14	1,525,000	1,551,062
5% 1/1/14 (Escrowed to Maturity)	475,000	484,001
5% 1/1/21 (FSA Insured)	900,000	970,407
5% 1/1/23 (FSA Insured)	2,100,000	2,203,026
Series 2012 A, 5% 1/1/33	1,700,000	1,620,729
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2012:
5% 8/1/19	$ 900,000	$ 1,003,221
5% 8/1/21	740,000	797,520
5% 3/1/23	1,500,000	1,588,920
5% 3/1/36	1,000,000	932,600
Series 2013, 5.5% 7/1/38	2,000,000	2,033,500
Illinois Health Facilities Auth. Rev. (Delnor-Cmnty. Hosp. Proj.):
Series 2002 A, 5.25% 5/15/22 (FSA Insured)	1,175,000	1,253,490
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	1,000,000	1,014,670
5.25% 5/15/32 (FSA Insured)	590,000	598,655
Illinois Muni. Elec. Agcy. Pwr. Supply Series A, 5.25% 2/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,360,000	3,677,486
Illinois Sales Tax Rev.:
Series 2005, 5% 6/15/30 (Pre-Refunded to 6/15/15 @ 100)	3,000,000	3,248,580
Series 2010, 5% 6/15/15	4,300,000	4,646,279
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2013 A, 5% 1/1/38	20,000,000	20,208,400
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 5% 6/15/19	1,400,000	1,503,250
Jersey & Greene Counties Cmnty. Unit School District #100 Series 2003, 0% 12/1/18 (FSA Insured)	1,100,000	949,179
Joliet School District #86 Gen. Oblig. Series 2002:
0% 11/1/19 (FSA Insured)	2,260,000	1,894,219
0% 11/1/20 (FSA Insured)	3,850,000	3,046,467
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2004, 0% 2/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,025,000	3,626,291
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	1,000,000	926,660
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	900,000	1,118,466
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/16 (Escrowed to Maturity)	260,000	251,194
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	840,000	786,778
Lake County Cmnty. Unit School District #95, Lake Zurich Series 2000 B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	2,687,160
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Lake County Forest Preservation District Series 2007 A, 0.533% 12/15/13 (c)	$ 440,000	$ 440,282
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (Pre-Refunded to 3/1/14 @ 101)	1,000,000	1,040,160
Madison County Cmnty. United School District #007 Series A, 5% 12/1/15 (FSA Insured)	1,000,000	1,080,760
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	1,600,000	1,040,320
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2010 B1, 0% 6/15/44 (FSA Insured)	17,275,000	2,616,817
Series 2012 B:
0% 12/15/51	5,900,000	560,736
5% 6/15/52	7,100,000	6,956,509
Series A, 0% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,155,000	2,964,659
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,900,000	4,639,334
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,500,000	2,495,965
0% 6/15/45 (FSA Insured)	12,145,000	1,725,197
0% 6/15/46 (FSA Insured)	2,335,000	310,999
0% 6/15/47 (FSA Insured)	5,660,000	708,972
0% 6/15/15	2,760,000	2,693,732
0% 6/15/15 (Escrowed to Maturity)	1,885,000	1,861,683
0% 6/15/15 (Escrowed to Maturity)	605,000	597,516
0% 6/15/16 (Escrowed to Maturity)	475,000	462,161
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,073,025
Quincy Hosp. Rev. Series 2007, 5% 11/15/14	1,015,000	1,066,268
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (Pre-Refunded to 12/1/14 @ 100)	1,900,000	2,017,743
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015,000	1,623,747
Series 2009 A, 5.75% 4/1/38	4,870,000	5,284,437
Series 2010 A:
5% 4/1/25	1,700,000	1,835,490
5.25% 4/1/30	1,020,000	1,073,703
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	595,000	592,209
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Will County Cmnty. Unit School District #365-U: - continued
0% 11/1/14 (FSA Insured)	$ 505,000	$ 501,884
0% 11/1/16 (Escrowed to Maturity)	420,000	407,173
0% 11/1/16 (FSA Insured)	1,280,000	1,219,917
0% 11/1/18 (Escrowed to Maturity)	945,000	866,603
0% 11/1/18 (FSA Insured)	4,085,000	3,618,125
0% 11/1/19 (Escrowed to Maturity)	1,290,000	1,137,277
0% 11/1/19 (FSA Insured)	8,310,000	7,016,715
Winnebago County School District No. 122 Harlem-Loves Park Rev.:
0% 1/1/15 (FSA Insured)	2,675,000	2,605,557
0% 1/1/15 (FSA Insured) (Escrowed to Maturity)	1,605,000	1,591,983
		364,033,617
Indiana - 2.8%
Beech Grove School Bldg. Corp. Series 1996, 5.625% 7/5/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875,000	3,362,255
Carlisle-Sullivan Independent School Bldg. Corp. Series 2007, 5% 7/15/20 (FSA Insured)	1,000,000	1,107,620
Delaware County Ind. Hosp. Auth. Series 2006, 5.125% 8/1/29	1,000,000	1,026,290
Franklin Cmnty. Multi-School Bldg. Corp. 5% 7/15/20 (FSA Insured)	1,525,000	1,681,206
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/20 (AMBAC Insured)	3,540,000	3,827,837
Hammond School Bldg. Corp. Series 2004, 5% 7/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,056,470
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,100,000	3,616,770
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,700,000	1,734,272
Indiana Fin. Auth. Rev. Series 2012:
5% 3/1/25	1,000,000	1,057,060
5% 3/1/30	500,000	500,325
5% 3/1/41	2,590,000	2,452,834
Indiana Health & Edl. Facilities Fing. Auth. Rev.:
(Sisters of St. Francis Health Svcs., Inc. Proj.) Series 2006 E, 5.25% 5/15/41 (FSA Insured)	1,600,000	1,602,528
Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	5,000,000	5,481,750
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.):
Series 2001 A1, 1.5%, tender 8/1/14 (c)	$ 1,600,000	$ 1,619,744
Series 2001 A2, 1.6%, tender 2/1/17 (c)	2,800,000	2,800,000
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	800,000	910,072
Indiana State Fin. Auth. Wastewtr.:
(CWA Auth. Proj.) Series 2012 A:
5% 10/1/24	850,000	952,638
5% 10/1/37	1,700,000	1,726,095
Series 2011 A, 5.25% 10/1/26	1,000,000	1,103,030
Series 2011 B, 5% 10/1/41	2,000,000	2,001,200
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	940,910
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.):
Series 2007 L, 5.25% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,102,160
Series A, 5.5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,005,000	1,100,113
Indianapolis Thermal Energy Sys. Series 2010 B, 5% 10/1/19	8,390,000	9,533,389
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,085,110
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
5% 7/15/27	5,000,000	5,353,400
5% 1/15/30	4,300,000	4,507,690
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/27	1,220,000	1,329,056
5% 7/1/35	1,000,000	1,051,560
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	731,619
		66,355,003
Kansas - 0.4%
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hays Med. Ctr. Proj.) Series 2005 L, 5.25% 11/15/14	650,000	685,406
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/34	1,000,000	1,002,740
Municipal Bonds - continued
	Principal Amount	Value
Kansas - continued
Lawrence Hosp. Rev. Series 2006:
5.125% 7/1/14	$ 520,000	$ 538,080
5.25% 7/1/15	200,000	213,918
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	1,800,000	1,692,414
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18 (Escrowed to Maturity)	400,000	453,596
5% 11/15/17 (Escrowed to Maturity)	1,000,000	1,162,520
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 A, 5% 9/1/26	4,020,000	4,339,108
		10,087,782
Kentucky - 0.5%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B, 5% 2/1/21	1,185,000	1,308,359
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/17	3,000,000	3,393,810
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.):
Series 2008 C, 6.125% 2/1/38	5,000,000	5,345,750
Series 2010 A, 5% 2/1/30	1,605,000	1,618,257
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	1,000,000	1,089,600
		12,755,776
Louisiana - 0.9%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39	800,000	885,848
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,538,100
5.5% 6/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,770,000	4,864,971
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,048,690
Series 2012:
5% 12/1/24	2,455,000	2,634,461
5% 12/1/25	2,400,000	2,542,896
Municipal Bonds - continued
	Principal Amount	Value
Louisiana - continued
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/23	$ 2,500,000	$ 2,721,650
5.5% 5/15/29	5,000,000	5,241,150
		21,477,766
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	1,800,000	1,936,494
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30 (Pre-Refunded to 7/1/14 @ 100)	1,000,000	1,045,380
Series 2007:
5.25% 7/1/27 (AMBAC Insured)	1,065,000	1,138,868
5.25% 7/1/37 (AMBAC Insured)	1,500,000	1,565,460
		5,686,202
Maryland - 0.5%
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Towson Univ. Proj.) Series A, 5.25% 7/1/24	1,000,000	1,025,820
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	680,000	667,604
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F, 5% 7/1/17	1,600,000	1,817,504
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	590,000	617,653
6% 1/1/38	4,200,000	4,488,792
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	1,100,000	1,140,755
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (c)	1,400,000	1,507,198
		11,265,326
Massachusetts - 1.0%
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds (Dominion Energy Brayton Point Proj.) Series 2010 A, 2.25%, tender 9/1/16 (c)	800,000	832,400
Series I, 6.75% 1/1/36	1,000,000	1,117,630
4% 11/15/17	4,000,000	4,008,040
Massachusetts Gen. Oblig.:
Series 2003 D, 5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100)	1,100,000	1,108,734
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2004 D, 5% 12/1/23 (Pre-Refunded to 12/1/14 @ 100)	$ 1,100,000	$ 1,168,926
Massachusetts Health & Edl. Facilities Auth. Rev. (CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	1,000,000	1,029,860
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23 (Pre-Refunded to 8/15/15 @ 100)	3,000,000	3,277,140
5% 8/15/24 (Pre-Refunded to 8/15/15 @ 100)	5,000,000	5,461,900
Series 2007 A:
4.5% 8/15/35	1,475,000	1,438,730
5% 8/15/22 (AMBAC Insured)	2,890,000	3,185,011
Springfield Gen. Oblig. Series 2005, 5% 8/1/21 (Pre-Refunded to 8/1/15 @ 100)	2,040,000	2,222,723
		24,851,094
Michigan - 3.3%
Detroit School District Series 2012 A, 5% 5/1/22	1,500,000	1,643,220
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,600,000	1,603,280
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	1,200,000	1,303,812
Series 2006, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,300,000	2,068,252
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	1,914,465
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,004,440
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,665,000	2,658,124
Series 2006 B:
6.25% 7/1/36 (FSA Insured)	1,500,000	1,499,895
7% 7/1/36 (FSA Insured)	1,400,000	1,454,572
Ferris State Univ. Rev. Series 2005, 5% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,395,000	1,458,765
Fowlerville Cmnty. School District Series 2004, 5.25% 5/1/16 (Pre-Refunded to 5/1/14 @ 100)	1,100,000	1,140,821
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (c)	1,200,000	1,282,632
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	$ 1,000,000	$ 1,046,220
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (FSA Insured)	800,000	825,456
Lincoln Consolidated School District Series 2008, 5% 5/1/19 (FSA Insured)	1,355,000	1,533,291
Michigan Bldg. Auth. Rev. Series IA:
5.375% 10/15/41	1,000,000	1,018,150
5.5% 10/15/45	2,000,000	2,066,400
Michigan Fin. Auth. Rev.:
Series 2012 A:
4.125% 6/1/32	2,200,000	1,866,326
5% 6/1/20	750,000	815,813
5% 6/1/27	1,100,000	1,125,135
5% 6/1/39	1,975,000	1,892,011
Series 2012:
5% 11/15/36	1,300,000	1,280,565
5% 11/15/42	2,950,000	2,823,121
Series 2013, 5% 8/15/29	3,865,000	3,944,426
Michigan Gen. Oblig. Series 2007, 5.25% 9/15/21 (FSA Insured)	3,625,000	4,034,589
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	2,000,000	2,146,220
(Sparrow Hosp. Proj.) Series 2007, 5% 11/15/15	1,390,000	1,506,009
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	3,500,000	3,919,055
Michigan Muni. Bond Auth. Rev. Series 2009, 5% 10/1/26	4,165,000	4,588,039
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds (Detroit Edison Co. Proj.) Series 2008 ET1, 5.25%, tender 8/1/14 (c)	4,250,000	4,434,620
Portage Pub. Schools Series 2008:
5% 5/1/16 (FSA Insured)	1,700,000	1,867,705
5% 5/1/23 (FSA Insured)	5,275,000	5,835,838
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	900,000	1,083,150
South Redford School District Series 2005, 5% 5/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,575,000	1,658,916
Western Michigan Univ. Rev.:
5.25% 11/15/19 (Assured Guaranty Corp. Insured)	3,015,000	3,503,400
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Western Michigan Univ. Rev.: - continued
5.25% 11/15/22 (Assured Guaranty Corp. Insured)	$ 4,640,000	$ 5,213,318
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/19 (FSA Insured)	1,000,000	1,053,450
		80,113,501
Minnesota - 1.3%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/21	1,765,000	1,756,969
Maple Grove Health Care Sys. Rev. (Maple Grove Hosp. Corp. Proj.) Series 2007, 5.25% 5/1/28	1,000,000	1,018,580
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2007 A, 5% 1/1/22	8,845,000	9,806,717
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,122,870
Minnesota Gen. Oblig. 5% 8/1/22	2,000,000	2,251,020
Minnesota Higher Ed. Facilities Auth. Rev. (Macalester College Proj.) Series 6, 5% 3/1/20	2,190,000	2,387,691
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	700,000	718,081
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/21	1,915,000	2,138,174
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/17	1,225,000	1,389,726
Series 2009, 5.75% 7/1/39	6,690,000	7,020,152
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) Series 2006, 5.25% 5/15/36	1,000,000	1,015,540
		30,625,520
Mississippi - 0.1%
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Proj.) Series 2007 A, 5% 8/15/15	1,500,000	1,612,275
Missouri - 0.1%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000,000	1,094,300
Municipal Bonds - continued
	Principal Amount	Value
Missouri - continued
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/21	$ 125,000	$ 125,301
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.25% 9/1/16	940,000	970,052
		2,189,653
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	2,900,000	2,888,980
Montana Facility Fin. Auth. Rev. (Sisters of Charity of Leavenworth Health Sys. Proj.) Series 2010 A, 4.75% 1/1/40	1,650,000	1,610,813
		4,499,793
Nebraska - 0.3%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.684% 12/1/17 (c)	1,000,000	925,860
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/24	1,915,000	2,059,104
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/26	2,550,000	2,773,202
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/34 (Pre-Refunded to 2/1/14 @ 100)	1,800,000	1,842,012
		7,600,178
Nevada - 0.8%
Clark County Wtr. Reclamation District:
Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	1,400,000	1,521,856
5.625% 7/1/32	10,730,000	11,739,049
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2011 C, 5% 6/1/24	1,900,000	2,133,529
Series 2012 B, 5% 6/1/42	3,260,000	3,329,764
		18,724,198
New Hampshire - 0.5%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	2,900,000	2,997,904
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007 A, 5% 10/1/37	2,200,000	2,166,494
Series 2012:
4% 7/1/23	1,000,000	970,470
4% 7/1/32	900,000	765,162
Municipal Bonds - continued
	Principal Amount	Value
New Hampshire - continued
New Hampshire Tpk. Sys. Rev.:
Series 2012 B, 5% 2/1/20	$ 1,300,000	$ 1,498,601
5% 10/1/19	2,890,000	3,362,428
		11,761,059
New Jersey - 2.0%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	600,000	670,422
New Jersey Ctfs. of Prtn. Series 2009 A:
5% 6/15/14	5,000,000	5,196,600
5.125% 6/15/24	1,500,000	1,617,375
5.25% 6/15/28	1,000,000	1,058,790
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.125% 3/1/28 (Pre-Refunded to 3/1/15 @ 100)	600,000	644,586
5.25% 3/1/21 (Pre-Refunded to 3/1/15 @ 100)	1,000,000	1,076,260
5.25% 3/1/23 (Pre-Refunded to 3/1/15 @ 100)	1,000,000	1,076,260
5.25% 3/1/25 (Pre-Refunded to 3/1/15 @ 100)	800,000	861,008
Series 2011 EE, 5% 9/1/20	4,650,000	5,350,430
Series 2012, 5% 6/15/21	1,600,000	1,730,480
Series 2013:
5% 3/1/23	4,500,000	5,103,630
5% 3/1/24	6,200,000	6,892,106
5% 3/1/25	700,000	763,336
6% 12/15/34	1,675,000	1,852,131
6% 12/15/34 (Pre-Refunded to 12/15/18 @ 100)	825,000	1,019,849
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	3,700,000	3,918,929
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	1,300,000	1,458,912
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	463,408
Series 2008 A, 0% 12/15/35	24,090,000	6,781,335
		47,535,847
New Mexico - 0.1%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/18	3,000,000	3,480,120
New York - 11.0%
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.) Series 2004, 5.75% 5/1/17 (Pre-Refunded to 5/1/14 @ 100)	1,400,000	1,457,442
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	$ 5,200,000	$ 5,539,352
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 A, 5% 9/1/42	4,700,000	4,664,186
New York City Gen. Oblig.:
Series 2005 A, 5.25% 9/1/14 (Escrowed to Maturity)	25,000	26,338
Series 2005 F1:
5% 9/1/25	50,000	52,935
5% 9/1/25 (Pre-Refunded to 9/1/15 @ 100)	2,950,000	3,223,967
5.25% 9/1/14	675,000	711,416
Series 2005 G, 5% 8/1/15	2,800,000	3,049,620
Series 2008 A1, 5.25% 8/15/27	2,200,000	2,457,686
Series 2008 D1, 5.125% 12/1/23	1,000,000	1,119,060
Series 2009 I1, 5.625% 4/1/29	1,000,000	1,132,790
Series 2012 A, 5% 8/1/24	2,720,000	3,050,507
Series 2012 F, 5% 8/1/24	12,000,000	13,537,440
Series 2012 G1:
5% 4/1/25	5,040,000	5,624,035
5% 4/1/27	6,900,000	7,510,857
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	1,065,000	1,103,329
New York City Indl. Dev. Agcy. Rev.:
(Queens Ballpark Co. LLC Proj.) Series 2006, 5% 1/1/22 (AMBAC Insured)	1,000,000	1,012,430
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	1,000,000	1,008,740
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2007 DD, 4.75% 6/15/36	1,065,000	1,066,800
Series 2009 A, 5.75% 6/15/40	5,400,000	5,820,822
Series 2009 CC, 5% 6/15/34	3,585,000	3,753,065
Series 2009 EE, 5.25% 6/15/40	3,300,000	3,439,887
Series 2009 FF 2, 5.5% 6/15/40	4,800,000	5,077,536
Series 2011 EE, 5.375% 6/15/43	22,705,000	23,995,098
Series 2012 EE, 5.25% 6/15/30	10,300,000	11,268,200
Series GG, 5% 6/15/43	2,300,000	2,358,466
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S2:
6% 7/15/33	6,415,000	7,036,485
6% 7/15/38	13,000,000	14,119,170
Series 2009 S3, 5.25% 1/15/39	8,300,000	8,581,204
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev.: - continued
Series 2009 S4:
5.5% 1/15/39	$ 1,200,000	$ 1,254,984
5.75% 1/15/39	2,500,000	2,700,650
Series 2011 S2 A, 5% 7/15/40	5,800,000	5,906,372
Series S1:
5% 7/15/24	2,000,000	2,258,140
5% 7/15/27	2,000,000	2,166,300
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A:
4% 5/15/21	1,500,000	1,634,835
4% 5/15/22	5,000,000	5,399,200
5% 5/15/23	2,000,000	2,303,260
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2006 D, 5% 3/15/20	3,500,000	3,915,170
Series 2007 A, 5% 3/15/32	3,900,000	4,093,986
Series 2008 B, 5.75% 3/15/36	5,500,000	6,066,335
Series 2009 A, 5% 2/15/34	1,750,000	1,851,115
New York Dorm. Auth. Revs. (New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	400,000	428,652
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B:
5.25% 11/15/17 (Pre-Refunded to 11/15/13 @ 100)	1,000,000	1,014,240
5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,525,990
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,113,607
Series 2008 A, 5.25% 11/15/36	4,600,000	4,705,616
Series 2008 C, 6.5% 11/15/28	3,600,000	4,253,004
Series 2011 A, 5% 11/15/41	3,000,000	3,001,800
Series 2012 D, 5% 11/15/25	9,500,000	10,352,720
Series 2012 F, 5% 11/15/24	4,600,000	5,080,976
Series 2012 H, 5% 11/15/42	9,670,000	9,669,226
Series 2013 C, 5% 11/15/42	5,000,000	4,999,600
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	1,000,000	1,050,440
New York Thruway Auth. Gen. Rev.:
Series 2005 G, 5.25% 1/1/27	1,000,000	1,054,860
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Thruway Auth. Gen. Rev.: - continued
Series 2007 H:
5% 1/1/25	$ 4,000,000	$ 4,364,000
5% 1/1/26	2,500,000	2,708,050
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	2,000,000	2,224,320
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2007 A, 5% 4/1/21	1,900,000	2,112,705
Tobacco Settlement Fing. Corp.:
Series 2003 A1, 5.25% 6/1/22 (AMBAC Insured)	2,400,000	2,407,200
Series 2003 B-1C:
5.5% 6/1/19	855,000	857,958
5.5% 6/1/21	4,060,000	4,073,195
5.5% 6/1/22	1,100,000	1,103,498
Series 2003 B-1C, 5.5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,003,340
Series 2011:
5% 6/1/17	4,000,000	4,556,480
5% 6/1/17	3,600,000	4,100,832
Triborough Bridge & Tunnel Auth. Revs. 5% 11/15/22	1,970,000	2,300,842
		264,412,361
North Carolina - 1.0%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) Series 2004, 5.25% 6/1/19 (Pre-Refunded to 6/1/14 @ 100)	1,800,000	1,874,178
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 A:
5% 7/1/21	1,000,000	1,135,900
5% 7/1/22	1,965,000	2,205,830
5% 7/1/23	2,075,000	2,307,421
Dare County Ctfs. of Prtn. Series 2004, 5.25% 6/1/21 (Pre-Refunded to 6/1/14 @ 100)	1,110,000	1,155,743
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003, 5.5% 11/1/26 (FSA Insured)	1,200,000	1,276,656
Series 2012, 5% 11/1/41	1,630,000	1,610,424
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	3,600,000	3,775,104
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/20	1,000,000	1,094,750
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	2,780,000	2,886,669
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - continued
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	$ 1,000,000	$ 1,030,970
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2010 A, 5% 5/1/32	2,900,000	3,019,219
Randolph County Ctfs. of Prtn. 5% 2/1/20 (Pre-Refunded to 2/1/17 @ 100)	1,500,000	1,711,875
		25,084,739
North Dakota - 0.3%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	1,500,000	1,528,710
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) 5% 12/1/13 (Assured Guaranty Corp. Insured)	1,675,000	1,696,524
McLean County Solid Waste Facilities Rev. (Great River Energy Projects) Series 2010 B, 5.15% 7/1/40	3,700,000	3,689,122
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006, 5.125% 7/1/21	1,065,000	1,091,050
		8,005,406
Ohio - 1.2%
American Muni. Pwr., Inc. Rev. (Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	900,000	893,223
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	1,500,000	1,621,980
5% 6/1/17	1,755,000	1,930,079
Cleveland Gen. Oblig. Series C:
5.25% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,090,000	1,266,569
5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,050,000	1,224,059
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	4,719,550
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 6% 8/15/43	2,500,000	2,595,275
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	1,900,000	2,165,677
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	4,400,000	3,717,164
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	700,000	767,718
Ohio Tpk. Commission Tpk. Rev. 0% 2/15/42 (b)	5,800,000	1,009,432
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	$ 4,000,000	$ 4,303,160
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,300,000	2,452,490
		28,666,376
Oklahoma - 0.6%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005, 5.5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,065,580
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C:
5.5% 8/15/20	2,000,000	2,293,000
5.5% 8/15/22	2,400,000	2,669,784
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 5% 2/15/42	3,625,000	3,644,938
Oklahoma Wtr. Resources Board Student Ln. Prog. Rev. Series 2013 D, 5% 10/1/33	2,400,000	2,524,824
Tulsa County Indl. Auth. Health Care Rev. Series 2006, 5% 12/15/17	1,205,000	1,352,420
		13,550,546
Oregon - 0.2%
Forest Grove Campus Impt. Rev. (Pacific Univ. Proj.) Series 2009, 6.375% 5/1/39	1,800,000	1,819,134
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31	1,900,000	2,081,412
Polk Marion & Benton School District # 13J Series B, 0% 12/15/38	2,115,000	583,888
Yamhill County School District #029J Newberg Series 2005, 5.5% 6/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,180,140
		5,664,574
Pennsylvania - 1.4%
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series A, 5% 9/1/14	2,400,000	2,520,912
Series B, 5% 6/15/15	2,000,000	2,162,220
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4.7% 8/15/19	1,000,000	1,143,440
5% 8/15/20	3,000,000	3,411,840
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Annville-Cleona School District Series 2005, 5.5% 3/1/21 (FSA Insured)	$ 1,200,000	$ 1,273,128
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	1,000,000	1,165,830
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	225,000	255,780
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 7/1/21	1,700,000	1,915,543
5% 1/1/23	1,000,000	1,085,350
Mifflin County School District Series 2007, 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	461,196
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	1,700,000	1,789,029
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2012 A, 5% 6/1/24	1,400,000	1,525,958
Pennsylvania Gen. Oblig. Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	700,000	799,869
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	501,070
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	150,000	150,897
Ninth Series, 5.25% 8/1/40	3,800,000	3,855,442
Seventh Series, 5% 10/1/37 (AMBAC Insured)	2,100,000	2,108,463
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500,000	2,587,100
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,113,600
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	300,000	312,267
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/22	1,000,000	1,123,650
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A, 0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,036,400
		33,298,984
Puerto Rico - 0.2%
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (c)	800,000	817,688
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Pub. Bldg. Auth. Rev.: - continued
Bonds Series M2:
5.75%, tender 7/1/17 (c)	$ 1,500,000	$ 1,546,350
Series N, 5.5% 7/1/22	1,300,000	1,284,634
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/44 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	215,000	27,894
Series A, 0% 8/1/54 (AMBAC Insured)	1,055,000	66,465
		3,743,031
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series A, 5.25% 9/15/19 (Pre-Refunded to 9/15/14 @ 100)	1,410,000	1,488,495
South Carolina - 1.5%
Greenville County School District Installment Purp. Rev. 5% 12/1/13	3,450,000	3,503,544
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	1,000,000	1,119,640
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2007, 5% 11/1/14	1,000,000	1,056,530
Scago Edl. Facilities Corp. for Colleton School District (School Proj.):
5% 12/1/16 (Assured Guaranty Corp. Insured)	1,000,000	1,098,980
5% 12/1/18 (Assured Guaranty Corp. Insured)	1,880,000	2,049,595
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	2,900,000	2,981,896
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/18	1,765,000	1,843,313
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2012 C:
5% 12/1/15	3,220,000	3,525,031
5% 12/1/18	7,000,000	8,201,690
Series 2012 D, 5% 12/1/43	5,500,000	5,515,180
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 B, 5.25% 1/1/39	2,700,000	2,876,013
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	1,590,000	1,698,995
		35,470,407
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2012 E, 5% 11/1/37	1,400,000	1,390,172
Municipal Bonds - continued
	Principal Amount	Value
Tennessee - 0.3%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006:
5% 12/15/13	$ 1,000,000	$ 1,014,220
5% 12/15/15	2,525,000	2,703,619
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	1,500,000	1,568,895
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	1,700,000	1,820,717
		7,107,451
Texas - 10.5%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	2,000,000	2,092,180
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/19	1,500,000	1,748,085
Austin Independent School District Series 2006, 5.25% 8/1/14	1,000,000	1,049,660
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,000,000	1,071,660
5.25% 2/15/42	3,255,000	3,442,455
Beaumont Independent School District Series 2009, 5% 2/15/24 (Assured Guaranty Corp. Insured)	1,025,000	1,126,660
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5% 5/1/19 (XL Cap. Assurance, Inc. Insured)	1,715,000	1,887,683
5% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,325,000	1,453,419
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	1,000,000	1,090,500
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.) 5% 8/1/21 (AMBAC Insured)	1,670,000	1,840,240
Comal Independent School District Series 1996, 0% 2/1/16	2,235,000	2,185,607
Corpus Christi Util. Sys. Rev. 5% 7/15/23	3,400,000	3,847,270
Cotulla Independent School District Series 2007, 5.25% 2/15/37 (Pre-Refunded to 2/15/17 @ 100)	4,170,000	4,793,749
Crowley Independent School District Series 2006, 5.25% 8/1/33	500,000	529,285
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/38	5,615,000	5,986,938
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/22	1,500,000	1,614,465
Series A, 5% 11/1/42	5,200,000	5,074,680
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Dallas Independent School District Series 2008, 6.375% 2/15/34	$ 500,000	$ 578,510
Dallas Wtrwks. & Swr. Sys. Rev. Series 2008, 5% 10/1/33	3,000,000	3,213,390
Freer Independent School District Series 2007, 5.25% 8/15/37	1,000,000	1,062,110
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,610,000	2,853,095
Granbury Independent School District 0% 8/1/19	1,000,000	879,790
Grand Parkway Trans. Corp. Series 2013 B:
5% 4/1/53 (b)	30,000,000	28,994,686
5.5% 4/1/53 (b)	1,800,000	1,760,094
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	5,200,000	5,120,544
Harris County Gen. Oblig. (Road Proj.):
Series 1996, 0% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,998,700
Series 2008 B, 5.25% 8/15/47	11,600,000	11,799,520
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	1,205,000	1,564,572
Houston Arpt. Sys. Rev. Series 2011 B:
5% 7/1/25	1,460,000	1,600,554
5% 7/1/26	3,000,000	3,248,010
Houston Cmnty. College Sys. Rev. Series 2013, 5% 2/15/37	900,000	926,046
Houston Independent School District:
Bonds Series 2012, 2.5%, tender 6/1/15 (c)	3,800,000	3,922,930
Series 2005 A, 0% 2/15/16	2,800,000	2,737,168
Judson Independent School District Series 2005 B, 5% 2/1/23 (FSA Insured)	1,245,000	1,264,298
Kermit Independent School District Series 2007, 5.25% 2/15/32	600,000	636,810
Lewisville Independent School District 0% 8/15/18	1,025,000	937,629
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	1,000,000	1,046,710
Lower Colorado River Auth. Rev.:
5.75% 5/15/37	120,000	124,062
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	30,000	32,823
Lubbock Cooper Independent School District:
5.75% 2/15/42 (Assured Guaranty Corp. Insured)	4,500,000	4,957,290
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Lubbock Cooper Independent School District: - continued
6% 2/15/49 (Assured Guaranty Corp. Insured)	$ 5,000,000	$ 5,499,300
Lubbock Gen. Oblig. (Wtrwks. Sys. Surplus Proj.) Series 2005, 5% 2/15/16 (FSA Insured)	1,260,000	1,342,782
Magnolia Independent School District Series 2005, 5.25% 8/15/29 (Pre-Refunded to 8/15/15 @ 100)	1,300,000	1,425,255
Mansfield Independent School District 5.5% 2/15/17	15,000	15,053
McLennan County Jr. College District 5% 8/15/15 (Pre-Refunded to 8/15/14 @ 100)	1,120,000	1,174,813
New Caney Independent School District Series 2007 A, 5.25% 2/15/37	6,820,000	7,373,852
North Forest Independent School District Series A, 5% 8/15/18	2,125,000	2,331,741
North Harris County Reg'l. Wtr. Auth. Series 2005, 5.25% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,125,300
North Texas Muni. Wtr. District Reg'l. Wastewtr. Sys. Rev. Series 2008:
5% 6/1/24	1,000,000	1,117,700
5% 6/1/25	2,100,000	2,328,963
North Texas Muni. Wtr. District Wtr. Sys. Rev. Series 2006, 5% 9/1/35	1,000,000	1,043,010
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100)	1,000,000	1,064,700
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (c)	5,000,000	5,558,000
Series 2008 A:
6% 1/1/24	1,000,000	1,125,990
6% 1/1/25	6,000,000	6,734,820
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	1,700,000	1,748,314
Series 2009 A, 6.25% 1/1/39	3,000,000	3,296,040
Series 2011 A:
5.5% 9/1/41	870,000	911,508
6% 9/1/41	2,100,000	2,299,269
Series 2011 D, 5% 9/1/28	4,700,000	4,994,690
Pflugerville Gen. Oblig. Series 2003 A, 5% 8/1/33 (Pre-Refunded to 8/1/13 @ 100)	2,010,000	2,010,000
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	400,000	419,092
Series 2007, 5.375% 8/15/33	2,400,000	2,574,192
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Rockdale Independent School District:
Series 2007 A, 5.25% 2/15/37 (Pre-Refunded to 2/15/16 @ 100)	$ 220,000	$ 245,861
5.25% 2/15/37	580,000	610,090
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/18	600,000	671,808
San Antonio Elec. & Gas Sys. Rev.:
Series 2008, 5% 2/1/24	1,000,000	1,109,570
Series 2012, 5.25% 2/1/25	1,600,000	1,892,960
San Antonio Wtr. Sys. Rev. Series 2012:
5% 5/15/25	3,540,000	3,989,474
5% 5/15/26	7,000,000	7,770,560
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	1,605,000	1,697,737
Seminole Independent School District Series A, 5% 2/15/21	3,200,000	3,503,648
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2010, 5% 10/1/35	600,000	636,216
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,000,000	1,069,550
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	1,800,000	2,035,170
(Scott & White Healthcare Proj.) Series 2013 A:
4% 8/15/43	1,005,000	786,553
5% 8/15/36	2,000,000	2,031,520
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs. Proj.) 5% 11/15/15	1,000,000	1,058,630
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. 5% 2/15/16	4,500,000	4,933,935
Texas Gen. Oblig.:
(Trans. Commission Mobility Fund Proj.) Series 2005 A, 4.75% 4/1/35	2,430,000	2,511,235
Series 2006 A, 5% 4/1/29	1,020,000	1,106,659
Series 2006, 5% 4/1/27	2,100,000	2,251,368
Series 2008, 5% 4/1/25	1,500,000	1,668,675
Series B, 0% 10/1/13	1,000,000	999,800
Texas Muni. Pwr. Agy. Rev.:
0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,340,000	2,294,487
0% 9/1/16 (Escrowed to Maturity)	15,000	14,587
0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,045,000	4,845,168
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	$ 2,100,000	$ 2,388,414
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	3,800,000	4,263,524
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (c)	1,200,000	1,200,000
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/21	1,300,000	1,459,757
5% 4/1/25	1,200,000	1,342,920
5% 4/1/26	1,500,000	1,676,385
Texas Wtr. Dev. Board Rev.:
Series 2008 B, 5.25% 7/15/23	1,000,000	1,136,510
Series B, 5.375% 7/15/16	1,000,000	1,002,620
Univ. of Texas Board of Regents Sys. Rev. Series 2007 F, 4.75% 8/15/27	2,085,000	2,264,498
Waller Independent School District 5.5% 2/15/33	5,100,000	5,530,287
		252,608,437
Utah - 0.2%
Utah Associated Muni. Pwr. Sys. Rev. Series 2012 A, 5% 9/1/25	1,680,000	1,824,026
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/27	1,615,000	1,708,573
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,785,000	1,881,783
		5,414,382
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	3,900,000	4,087,785
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	1,000,000	1,045,810
		5,133,595
Virginia - 0.2%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	6,000,000	6,091,440
Municipal Bonds - continued
	Principal Amount	Value
Washington - 2.7%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,200,000	$ 616,884
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series 2005 A:
5% 1/1/18	960,000	1,008,202
5% 1/1/18 (Pre-Refunded to 1/1/15 @ 100)	135,000	143,735
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	3,000,000	3,093,750
King County Gen. Oblig. (Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Pre-Refunded to 6/1/14 @ 100)	1,000,000	1,040,610
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	7,700,000	8,332,709
Series 2009, 5.25% 1/1/42	1,000,000	1,062,680
Series 2010, 5% 1/1/50	2,200,000	2,228,094
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B, 5% 12/1/26	3,880,000	4,153,307
Washington Gen. Oblig.:
Series 1999 S2, 0% 1/1/19 (FSA Insured)	10,000,000	8,999,300
Series 2006 A, 5% 7/1/24 (Pre-Refunded to 7/1/15 @ 100)	1,595,000	1,731,899
Series B, 5% 7/1/28 (Pre-Refunded to 7/1/15 @ 100)	1,000,000	1,085,830
Series C, 0% 6/1/21 (AMBAC Insured)	5,000,000	4,010,250
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	7,000,000	8,023,120
(MultiCare Health Sys. Proj.):
Series 2008 B, 6% 8/15/39 (Assured Guaranty Corp. Insured)	1,500,000	1,594,035
Series 2010 A, 5.25% 8/15/20	2,325,000	2,544,364
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	3,800,000	3,854,226
(Providence Health Systems Proj.):
Series 2006 D, 5.25% 10/1/33	2,000,000	2,121,740
Series 2012 A, 5% 10/1/24	6,700,000	7,470,031
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	2,200,000	2,314,730
		65,429,496
Municipal Bonds - continued
	Principal Amount	Value
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	$ 1,300,000	$ 1,353,469
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,000,000	1,046,790
		2,400,259
Wisconsin - 0.6%
Evansville Cmnty. School District 5% 4/1/16 (FSA Insured)	1,000,000	1,092,960
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	1,000,000	1,027,080
5.75% 7/1/30	1,000,000	1,066,720
Series 2013 B:
5% 7/1/26	750,000	787,013
5% 7/1/36	1,600,000	1,604,880
(Children's Hosp. of Wisconsin Proj.) Series 2008 A, 5.25% 8/15/23	2,000,000	2,213,460
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	1,000,000	1,024,030
Series 2012:
5% 10/1/24	1,400,000	1,555,120
5% 6/1/39	390,000	378,417
Series 2013, 5% 8/15/27	2,815,000	2,913,750
		13,663,430
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	2,600,000	2,755,272
TOTAL MUNICIPAL BONDS (Cost $2,243,431,585)		2,302,629,745
Tax-Exempt Central Fund - 1.0%
	Shares	Value
Other - 1.0%
Fidelity Tax-Free Cash Central Fund, 0.06% (d)(e) (Cost $24,059,000)	24,059,000	$ 24,059,000
TOTAL INVESTMENT PORTFOLIO - 96.7% (Cost $2,267,490,585)	2,326,688,745
NET OTHER ASSETS (LIABILITIES) - 3.3%	80,312,287
NET ASSETS - 100%	$ 2,407,001,032
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 26,924
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 2,302,629,745	$ -	$ 2,302,629,745	$ -
Money Market Funds	24,059,000	24,059,000	-	-
Total Investments in Securities:	$ 2,326,688,745	$ 24,059,000	$ 2,302,629,745	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	32.8%
Health Care	18.4%
Water & Sewer	11.0%
Transportation	10.3%
Electric Utilities	7.3%
Special Tax	6.2%
Others* (Individually Less Than 5%)	14.0%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,243,431,585)	$ 2,302,629,745
Fidelity Central Funds (cost $24,059,000)	24,059,000
Total Investments (cost $2,267,490,585)		$ 2,326,688,745
Cash		92,332,105
Receivable for investments sold		1,939,740
Receivable for fund shares sold		5,082,720
Interest receivable		25,836,424
Distributions receivable from Fidelity Central Funds		1,004
Receivable from investment adviser for expense reductions		463,193
Other receivables		6,905
Total assets		2,452,350,836

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 31,882,432
Payable for fund shares redeemed	8,579,164
Distributions payable	3,541,942
Accrued management fee	730,738
Other affiliated payables	576,963
Other payables and accrued expenses	38,565
Total liabilities		45,349,804

Net Assets		$ 2,407,001,032
Net Assets consist of:
Paid in capital		$ 2,356,437,272
Undistributed net investment income		416,947
Accumulated undistributed net realized gain (loss) on investments		(9,051,347)
Net unrealized appreciation (depreciation) on investments		59,198,160
Net Assets, for 218,716,238 shares outstanding		$ 2,407,001,032
Net Asset Value, offering price and redemption price per share ($2,407,001,032 ÷ 218,716,238 shares)		$ 11.01

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2013 (Unaudited)

Investment Income
Interest		$ 47,794,952
Income from Fidelity Central Funds		26,924
Total income		47,821,876

Expenses
Management fee	$ 4,551,643
Transfer agent fees	929,710
Accounting fees and expenses	221,049
Custodian fees and expenses	15,123
Independent trustees' compensation	4,676
Registration fees	142,296
Audit	25,431
Legal	1,100
Miscellaneous	12,864
Total expenses before reductions	5,903,892
Expense reductions	(2,818,438)	3,085,454
Net investment income (loss)		44,736,422
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,342,960
Change in net unrealized appreciation (depreciation) on investment securities		(160,441,360)
Net gain (loss)		(157,098,400)
Net increase (decrease) in net assets resulting from operations		$ (112,361,978)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2013 (Unaudited)	Year ended January 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 44,736,422	$ 85,011,574
Net realized gain (loss)	3,342,960	2,363,134
Change in net unrealized appreciation (depreciation)	(160,441,360)	52,000,486
Net increase (decrease) in net assets resulting from operations	(112,361,978)	139,375,194
Distributions to shareholders from net investment income	(44,615,832)	(84,158,476)
Distributions to shareholders from net realized gain	-	(43,812)
Total distributions	(44,615,832)	(84,202,288)
Share transactions Proceeds from sales of shares	827,840,877	784,195,132
Reinvestment of distributions	26,122,193	52,795,488
Cost of shares redeemed	(785,460,925)	(630,783,264)
Net increase (decrease) in net assets resulting from share transactions	68,502,145	206,207,356
Redemption fees	20,719	35,639
Total increase (decrease) in net assets	(88,454,946)	261,415,901

Net Assets
Beginning of period	2,495,455,978	2,234,040,077
End of period (including undistributed net investment income of $416,947 and undistributed net investment income of $296,357, respectively)	$ 2,407,001,032	$ 2,495,455,978
Other Information Shares
Sold	72,926,152	67,527,435
Issued in reinvestment of distributions	2,274,378	4,541,611
Redeemed	(69,283,772)	(54,314,624)
Net increase (decrease)	5,916,758	17,754,422

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2013	Years ended January 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.73	$ 11.45	$ 10.42	$ 10.76	$ 10.20	$ 10.78
Income from Investment Operations
Net investment income (loss) D	.206	.411	.436	.445	.444	.436
Net realized and unrealized gain (loss)	(.720)	.276	1.033	(.340)	.558	(.578)
Total from investment operations	(.514)	.687	1.469	.105	1.002	(.142)
Distributions from net investment income	(.206)	(.407)	(.439)	(.445)	(.444)	(.436)
Distributions from net realized gain	-	- H	-	-	-	(.003)
Total distributions	(.206)	(.407)	(.439)	(.445)	(.444)	(.439)
Redemption fees added to paid in capital D	- H	- H	- H	- H	.002	.001
Net asset value, end of period	$ 11.01	$ 11.73	$ 11.45	$ 10.42	$ 10.76	$ 10.20
Total Return B, C	(4.53)%	6.09%	14.40%	.89%	10.02%	(1.25)%
Ratios to Average Net Assets E, G
Expenses before reductions	.48% A	.47%	.47%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.24%	.25%	.22%
Net investment income (loss)	3.60% A	3.54%	4.01%	4.09%	4.21%	4.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,407,001	$ 2,495,456	$ 2,234,040	$ 1,730,801	$ 1,825,702	$ 1,229,829
Portfolio turnover rate F	13% A	5%	8%	18%	14%	20%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. HAmount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2013 (Unaudited)

1. Organization.

Fidelity® Tax-Free Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2013 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 101,071,730
Gross unrealized depreciation	(41,403,268)
Net unrealized appreciation (depreciation) on securities and other investments	$ 59,668,462

Tax cost	$ 2,267,020,283

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (5,233,623)
2018	(3,066,004)
Total with expiration	(8,299,627)
No expiration
Short-term	(3,809,419)
Long-term	(285,261)
Total no expiration	(4,094,680)
Total capital loss carryforward	$ (12,394,307)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $227,184,424 and $159,067,521, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .36% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. The Fund pays Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .07% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has

Semiannual Report

6. Committed Line of Credit - continued

agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,877 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .25% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $2,797,058.

In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $21,380.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SFB-USAN-0913
1.789295.110

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 23, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 23 , 2013